UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22732

Recon Capital Series Trust

(Exact name of registrant as specified in charter)

145 Mason St, 2nd Fl

Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

With a copy to:

Bibb L. Strench, Esq.

Seward & Kissel LLP

901 K Street, N.W., Suite 800

Washington, D.C. 20001

Registrant's telephone number, including area code: (203) 900-1400

Date of fiscal year end: October 31

Date of reporting period: July 1, 2014 – June 30, 2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2014 TO JUNE 30, 2015

Account	Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Record Date	Shares	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund's Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
190964	APPLE INC	AAPL	037833100	3/10/2015	1/9/2015	16041	(a) To elect the Board of Directors. The Board intends to present for election the following seven nominees: Tim Cook, Al Gore, Bob Iger, Andrea Jung, Art Levinson, Ron Sugar, and Sue Wagner; (b) To ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm for 2015; (c) To vote on an advisory resolution to approve executive compensation; (d) To amend the Apple Inc. Employee Stock Purchase Plan; (e) To consider two shareholder proposals, if properly presented at the Annual Meeting; and (f) To transact such other business as may properly come before the Annual Meeting and any postponement(s) or adjournment(s) thereof.	Issuer	Abstain	N/A	N/A
190964	YAHOO INC	YHOO	984332106	6/24/2015	4/27/2015	3778	To elect to the Board of Directors the nine director nominees named in the attached proxy statement to serve until the 2016 annual meeting of shareholders and until their respective successors are elected and qualified; To approve, on an advisory basis, the Company’s executive compensation; To ratify the appointment of PricewaterhouseCoopers LLP as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2015; To vote upon two proposals submitted by shareholders, if properly presented at the annual meeting; and To transact such other business as may properly come before the annual meeting and any adjournment or postponement thereof.	Issuer	Abstain	N/A	N/A
561761	ADIDAS AG NPV	ADS	DE000A1EWWW0	5/7/2015	4/30/2015	4831	Resolution on the appropriation of retained earnings. Resolution on the ratification of the actions of the Executive Board for the 2014 financial year. Resolution on the ratification of the actions of the Supervisory Board for the 2014 financial year. Resolution on the approval of the compensation system for the members of the Executive Board. Resolution on the cancellation of the Authorised Capital pursuant to § 4 section 3 of the Articles of Association, on the creation of a new Authorised Capital against contributions in kind together with the authorisation to exclude subscription rights as well as on the respective amendment to the Articles of Association. Appointment of the auditor and the Group auditor for the 2015 financial year as well as, if applicable, of the auditor for the review of the first half year financial report	Issuer	Abstain	N/A	N/A
561761	BAYER AG NPV	BAYN	DE000BAY0017	5/27/2015	5/20/2015	24914	Ratification of the actions of the members of the Board of Management. Ratification of the actions of the members of the Supervisory Board. Supervisory Board election. Amendment of the Object of the Company (Section 2, Paragraph 1 of the Articles of Incorporation). Election of the auditor of the financial statements and for the review of the half-yearly financial report	Issuer	Abstain	N/A	N/A
561798	COCA-COLA HBC AG	CCH	CH0198251305	6/23/2015	6/18/2015	180	To receive the 2014 Integrated Annual Report and to approve the annual management report, the stand-alone financial statements and the consolidated financial statements of Coca-Cola HBC AG and its subsidiaries for the year ended 31 December 2014. 2. To carry forward the available earnings and to declare a dividend of EUR 0.36 on each ordinary registered share of Coca-Cola HBC AG with a par value of CHF 6.70 out of the general capital contribution reserve, as shown in the stand-alone financial statements (capped at an amount of CHF 200,000,000). 3. To grant discharge to the members of the Board of Directors and the members of the Operating Committee for the financial year ended on 31 December 2014. 4. To approve a buy-back of up to 3,000,000 Coca-Cola HBC AG ordinary shares in order to avoid dilution resulting from the issuance of stock options. 5. To approve an amendment to articles 33 and 34 of the Articles of Association, and to authorise the Board of Directors and/or the Remuneration Committee to finalise, approve and adopt amendments to the rules of the Coca-Cola HBC AG Stock Option Plan, in each case in order to allow for the grant of performance share awards instead of stock options. 6. To approve, by way of an advisory vote, the UK Remuneration Report (including the Remuneration Policy) and the Swiss Remuneration Report of Coca-Cola HBC AG. 7. To re-elect certain current members of the Board of Directors and to elect the Chairman of the Board of Directors, the Remuneration Committee and certain new members of the Board of Directors. 8. To elect Ms. Ines Poeschel, Kellerhals Attorneys at law, Zurich, Switzerland, as the independent proxy of CocaCola HBC AG. 9. To (i) re-elect PricewaterhouseCoopers AG, Switzerland, as the statutory auditor of Coca-Cola HBC AG, (ii) approve, by way of an advisory vote, the re-appointment of PricewaterhouseCoopers S.A., Greece, as the independent registered public accounting firm of Coca-Cola HBC AG for the purposes of reporting under the applicable rules of the UK’s Financial Conduct Authority, and (iii) re-elect Ernst & Young AG, Switzerland, as audit expert for audits of capital increases. 10. To approve the maximum aggregate amount of the remuneration of the Board of Directors until the next annual general meeting and the maximum aggregate amount of the remuneration of the Operating Committee for the next financial year.	Issuer	Abstain	N/A	N/A
561798	ROLLS-ROYCE HOLDINGS PLC	RR	GB00B63H8491	5/8/2015	N/A	1702	1. To receive the Strategic Report, the Directors’ Report and the audited Financial Statements for the year ended 31 December 2014. 2. To approve the Directors’ Remuneration Report for the year ended 31 December 2014. 3. To elect Ruth Cairnie as a director of the Company 4. To elect David Smith as a director of the Company 5. To re-elect Ian Davis as a director of the Company. 6. To re-elect John Rishton as a director of the Company. 7. To re-elect Dame Helen Alexander as a director of the Company. 8. To re-elect Lewis Booth as a director of the Company. 9. To re-elect Sir Frank Chapman as a director of the Company. 10. To re-elect Warren East as a director of the Company. 11. To re-elect Lee Hsien Yang as a director of the Company. 12. To re-elect John McAdam as a director of the Company. 13. To re-elect Colin Smith as a irector of the Company. 14. To re-elect Jasmin Staiblin as a director of the Company. 15. To re-appoint KPMG LLP as the Company’s auditor. 16. To authorise the Audit Committee, on behalf of the Board, to determine the auditor’s remuneration. 17. To authorise payment to shareholders. 18. To authorise political donations and political expenditure. 19. To authorise the directors to allot shares. 20. To disapply pre-emption rights. 21. To authorise the Company to purchase its own ordinary shares. 22. To increase the Company’s borrowing powers.	Issuer	Abstain	N/A	N/A

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                           Recon Capital Series Trust

By (Signature and Title)*    /s/ Garrett Paolella

Garrett Paolella, President and Chief Executive Officer

(principal executive officer)

Date                                  8/31/2015

*Print the name and title of each signing officer under his or her signature.